Share-based Payments (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payments [Abstract]
Disclosure of Share-based Payment Expense Table
The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2021 $000s	2020 $000s	2019 $000s
General and administrative	9,310	7,650	10,677
Research and development	4,640	3,068	3,791
Total	13,950	10,718	14,468

Disclosure of RSU activity
RSU activity for the years ended December 31, 2021, 2020 and 2019 is detailed as follows:

	Number of Shares/Units	Wtd Avg Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2019	6,598,783	1.29
RSUs Granted in Period	1,775,569	2.95
Vested	(3,738,005)	1.10
Forfeited	—	—
Outstanding (Non-vested) at December 31, 2019 and January 1, 2020	4,636,347	2.08
RSUs Granted in Period	1,759,011	1.80
Vested	(2,781,687)	1.54
Forfeited	(191,089)	2.37
Outstanding (Non-vested) at December 31, 2020 and January 1, 2021	3,422,582	2.46
RSUs Granted in Period	2,195,133	2.15
Vested	(1,176,695)	2.93
Forfeited	(808,305)	2.25
Outstanding (Non-vested) at December 31, 2021	3,632,715	1.91

Disclosure of stock option activity	Stock option activity for the years ended December 31, 2021, 2020 and 2019, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2019	5,075,734	1.40	8.78
Granted	3,634,183	0.84
Exercised	(237,090)	1.98		2.81
Forfeited	—	—
Options Exercisable at December 31, 2019 and January 1, 2020	4,349,921	0.93	8.34
Outstanding at December 31, 2019 and January 1, 2020	8,472,827	1.16	8.55
Granted	4,076,982	3.14
Exercised	(514,410)	1.52		2.88
Forfeited	(1,119,313)	1.88
Options Exercisable at December 31, 2020 and January 1, 2021	5,447,405	0.98	7.46
Outstanding at December 31, 2020 and January 1, 2021	10,916,086	1.81	8.38
Granted	5,424,000	3.34
Exercised	(2,238,187)	0.70		3.63
Forfeited	(687,781)	2.53
Options Exercisable at December 31, 2021	4,773,873	1.42	6.50
Outstanding at December 31, 2021	13,414,118	2.58	8.29

Disclosure of terms and conditions of share-based payment arrangement
The fair value of the stock options awarded by the Company was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2021	2020	2019
Expected volatility	41.05%	41.25%	35.68%
Expected terms (in years)	6.16	6.11	5.81
Risk-free interest rate	1.06%	0.53%	1.85%
Expected dividend yield	—	—	—
Grant date fair value	$1.87	$1.72	$2.23

Disclosure of range of exercise prices of outstanding share options
For shares outstanding as of December 31, 2021, the range of exercise prices is detailed as follow:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	842,762	—	7.76
1.00 to 2.00	3,521,839	1.42	5.81
2.00 to 3.00	1,251,017	2.47	8.35
3.00 to 4.00	7,798,500	3.39	9.46
Total	13,414,118	2.58	8.29

Disclosure of Subsidiary Share-based Payments
Subsidiary Plans
Certain subsidiaries of the Group have adopted stock option plans. A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2021	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Outstanding as of December 31, 2021
Alivio	3,888,168	197,398	(2,373,750)	(506,260)	(1,205,556)	—
Entrega	962,000	—	(525,000)	(87,500)	—	349,500
Follica	1,309,040	1,383,080	—	(6,000)	—	2,686,120
Sonde	2,192,834	—	—	(51,507)	(92,323)	2,049,004
Vedanta	1,741,888	451,532	(52,938)	(76,491)	(72,354)	1,991,637

	Outstanding as of January 1, 2020	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Outstanding as of December 31, 2020
Alivio	3,698,244	189,924	—	—	—	3,888,168
Entrega	972,000	—	—	—	(10,000)	962,000
Follica	1,309,040	—	—	—	—	1,309,040
Sonde	1,829,004	363,830	—	—	—	2,192,834
Vedanta	1,450,100	493,951	(813)	—	(201,350)	1,741,888

	Outstanding as of January 1, 2019	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Outstanding as of December 31, 2019
Gelesis	3,681,732	—	—	(110,386)	(3,571,346)¹	—
Alivio	2,393,750	1,329,494	(3,125)	—	(21,875)	3,698,244
PureTech LYT	2,180,000	—	—	—	(2,180,000)²	—
Commense	540,416	—	—	—	(540,416)	—
Entrega	914,000	58,000	—	—	—	972,000
Follica	1,229,452	79,588	—	—	—	1,309,040
Karuna	1,949,927	—	—	—	(1,949,927)¹	—
Sonde	22,500	1,806,504	—	—	—	1,829,004
Vedanta	1,373,750	154,193	—	—	(77,843)	1,450,100
1    These shares represent the options outstanding on the date of deconsolidation of Karuna and Gelesis.
2    These shares represent the options outstanding on the date of exchange to PureTech stock options.

Disclosure of Weighted Average Exercise Prices for Options Outstanding
The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2021, were as follows:

Outstanding at December 31, 2021	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Alivio	—	—	0
Entrega	349,500	1.88	4.62
Follica	2,686,120	1.39	7.28
Sonde	2,049,004	0.20	7.71
Vedanta	1,991,637	13.42	5.92

Disclosure of Weighted Average Exercise Prices for Options Granted
The weighted average exercise prices for the options granted for the years ended December 31, 2021, 2020 and 2019, were as follows:

For the years ended December 31,	2021 $	2020 $	2019 $
Alivio	—	0.47	0.49
Follica	1.86	—	0.03
Sonde	—	0.18	0.20
Vedanta	19.69	19.59	19.13

Disclosure of Weighted Average Exercise Prices for Options Forfeited
The weighted average exercise prices for options forfeited during the year ended December 31, 2021, were as follows:

Forfeited during the year ended December 31, 2021	Number of options	Weighted-average exercise price $
Alivio	1,205,556	0.48
Sonde	92,323	0.18
Vedanta	72,354	19.36

Disclosure of Weighted Average Exercise Prices for Options Exercised
The weighted average exercise prices for options exercised during the year ended December 31, 2021, were as follows:

Exercised during the year ended December 31, 2021	Number of options	Weighted-average exercise price $
Alivio	2,373,750	0.03
Entrega	525,000	0.03
Vedanta	52,938	0.96

Disclosure of Weighted Average Exercise Prices for Options Exercisable
The weighted average exercise prices for options exercisable as of December 31, 2021, were as follows:

Exercisable at December 31, 2021	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Alivio	—	—	—
Entrega	349,500	1.88	0.03-2.36
Follica	2,686,120	1.01	0.03-1.86
Sonde	2,049,004	0.20	0.13-0.20
Vedanta	1,991,637	9.64	0.02-19.94

Significant Subsidiary Plan -Vedanta 2010 Plan - Range of assumptions of Fair Value of stock option grants
The fair value of the stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following range of assumptions:

Assumption/Input	2021	2020	2019
Expected award life (in years)	6.00-7.11	6.00-10.00	5.86-6.07
Expected award price volatility	88.05%-88.59%	89.24%-95.46%	89.24%-95.46%
Risk free interest rate	0.96%-1.32%	0.32%-0.87%	1.73%-1.88%
Expected dividend yield	—	—	—
Grant date fair value	$13.84-$16.23	$13.09-$16.54	$14.12-$15.61
Share price at grant date	$19.00-$21.35	$19.59	$18.71-$19.94